Insurance	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Insurance
4.  Insurance
Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2013	2012
	(In millions)
Retail	$35,844	$37,642
Corporate Benefit Funding	22,222	23,766
Corporate & Other	6,542	6,289
Total	$64,608	$67,697

See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.
Future policy benefits are measured as follows:

Product Type:	Measurement Assumptions:
Participating life
Aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

Nonparticipating life
Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company’s experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

Individual and group traditional fixed annuities after annuitization	Present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.
Non-medical health insurance
The net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

Disabled lives	Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

Participating business represented 3% and 2% of the Company’s life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.
PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.
Guarantees
The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:			Measurement Assumptions:
GMDBs	•	A return of purchase payment upon death even if the account value is reduced to zero.	•
Present value of expected death benefits in excess of the projected account balance recognizing the excess ratably over the accumulation period based on the present value of total expected assessments.

	•	An enhanced death benefit may be available for an additional fee.	•	Assumptions are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.
			•	Investment performance and volatility assumptions are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.
			•	Benefit assumptions are based on the average benefits payable over a range of scenarios.
GMIBs	•
After a specified period of time determined at the time of issuance of the variable annuity contract, a minimum accumulation of purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount.
•
Present value of expected income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on present value of total expected assessments.

	•	Certain contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.	•	Assumptions are consistent with those used for estimating GMDB liabilities.
			•	Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.
GMWBs	•	A return of purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that cumulative withdrawals in a contract year do not exceed a certain limit.	•	Expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.
	•	Certain contracts include guaranteed withdrawals that are life contingent.

Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2011	$79	$281	$896	$1,256
Incurred guaranteed benefits	84	128	140	352
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2011	138	409	1,036	1,583
Incurred guaranteed benefits	108	402	332	842
Paid guaranteed benefits	(29)	—	—	(29)
Balance at December 31, 2012	217	811	1,368	2,396
Incurred guaranteed benefits	155	127	415	697
Paid guaranteed benefits	(17)	—	—	(17)
Balance at December 31, 2013	$355	$938	$1,783	$3,076
Ceded
Balance at January 1, 2011	$76	$97	$657	$830
Incurred guaranteed benefits	59	42	110	211
Paid guaranteed benefits	(21)	—	—	(21)
Balance at December 31, 2011	114	139	767	1,020
Incurred guaranteed benefits	56	129	267	452
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2012	145	268	1,034	1,447
Incurred guaranteed benefits	85	31	334	450
Paid guaranteed benefits	(15)	—	—	(15)
Balance at December 31, 2013	$215	$299	$1,368	$1,882
Net
Balance at January 1, 2011	$3	$184	$239	$426
Incurred guaranteed benefits	25	86	30	141
Paid guaranteed benefits	(4)	—	—	(4)
Balance at December 31, 2011	24	270	269	563
Incurred guaranteed benefits	52	273	65	390
Paid guaranteed benefits	(4)	—	—	(4)
Balance at December 31, 2012	72	543	334	949
Incurred guaranteed benefits	70	96	81	247
Paid guaranteed benefits	(2)	—	—	(2)
Balance at December 31, 2013	$140	$639	$415	$1,194
Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

	December 31,
	2013	2012
	(In millions)
Fund Groupings:
Equity	$46,559	$39,113
Balanced	41,894	37,528
Bond	4,270	4,678
Money Market	789	879
Total	$93,512	$82,198
Based on the type of guarantee, the Company defines net amount at risk (“NAR”) as listed below.
Variable Annuity Guarantees
In the Event of Death
Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.
At Annuitization
Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.
Universal and Variable Life Contracts
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.
The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.
Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

	December 31,
	2013		2012
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value	$100,420	$57,041	$89,671	$51,411
Separate account value	$95,637	$55,805	$84,106	$49,778
Net amount at risk	$2,230	$562	$3,117	$2,316
Average attained age of contractholders	64 years	64 years	63 years	63 years

	December 31,
	2013	2012
	Secondary Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)	$6,360	$5,812
Net amount at risk	$91,264	$86,468
Average attained age of policyholders	58 years	58 years
______________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.
Obligations Under Funding Agreements
The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities (“SPEs”) that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.
MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2013	2012
	(In millions)
FHLB of Boston	$64	$67
FHLB of Pittsburgh	$20	$11

The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2013	2012	2013		2012
	(In millions)
FHLB of Boston (1)	$450	$450	$808	(2)	$537	(2)
Farmer Mac (3)	$200	$200	$230		$230
FHLB of Pittsburgh (1)	$200	$—	$602	(2)	$595	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$1,216	$1,079	$978
Less: Reinsurance recoverables	1,124	980	878
Net balance at January 1,	92	99	100
Incurred related to:
Current year	5	5	5
Prior years (1)	4	(2)	4
Total incurred	9	3	9
Paid related to:
Current year	—	—	—
Prior years	(11)	(10)	(10)
Total paid	(11)	(10)	(10)
Net balance at December 31,	90	92	99
Add: Reinsurance recoverables	1,235	1,124	980
Balance at December 31,	$1,325	$1,216	$1,079

______________

(1)
During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts
Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.
For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.